WARRANTS AND OPTIONS (Details Narrative) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026 USD ($) shares	Sep. 30, 2025 USD ($)	Sep. 30, 2026 USD ($) shares	Sep. 30, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Share based compensation			$ 5,726	$ 8,675
Share options [member]
IfrsStatementLineItems [Line Items]
Share based compensation	$ 771	$ 501	2,882	4,242
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Share based compensation	$ 1,237	$ 1,057	$ 2,844	$ 4,399
Number of exercisable shares | shares	500,000		500,000